INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - net carrying amount (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Property, plant and equipment
Property, plant and equipment	$ 69,930,709	$ 67,853,835
Office equipment
Property, plant and equipment
Property, plant and equipment	280,905	263,892
Vehicles
Property, plant and equipment
Property, plant and equipment	1,862,542	2,032,853
Equipment and computer software
Property, plant and equipment
Property, plant and equipment	167,741	174,399
Fixture and fittings
Property, plant and equipment
Property, plant and equipment	2,676,861	2,862,949
Machinery and equipment
Property, plant and equipment
Property, plant and equipment	13,970,593	14,463,756
Land and buildings
Property, plant and equipment
Property, plant and equipment	35,640,076	36,144,792
Buildings in progress
Property, plant and equipment
Property, plant and equipment	$ 15,331,991	$ 11,911,194